Current Tax and Deferred Taxes (Details) - Schedule of income tax provision - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Tax Provision Abstract
Income taxes	$ 311,532	$ 299,396
Less:
Monthly prepaid taxes (PPM)	(492,990)	(182,903)
Credit for training expenses	(2,216)	(2,000)
Other	(2,795)	(2,210)
Total tax (receivable) payable, net	$ (186,469)	$ 112,283
Tax Rate	27.00%	27.00%	27.00%
Current tax assets	$ 187,401
Current tax liabilities	(932)	(112,283)
Total tax (receivable) payable, net	$ 186,469	$ (112,283)